DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
Disclosure Of DISCONTINUED OPERATIONS [Abstract]
Disclosure of discontinued operations [text block]
16. Discontinued operations
In July 2017, the Company began a process for the sale of Peak Mines, its gold-copper mine located in Australia and upon commencement of the process met the criteria as a discontinued operation under IFRS 5. In November 2017, the Company entered into a binding agreement to sell Peak Mines and expects a sale within the first quarter of 2018. In conjunction with the agreement, the Company has received a $3.0 million prepayment from the buyer which has been recorded as a deferred benefit within current liabilities on the consolidated statement of financial position.

For the year ended December 31, 2017, the net loss from Peak Mines is reported as loss from discontinued operations. Total assets and liabilities of Peak Mines (excluding any assets and liabilities which do not form part of the net assets being sold) are reported as assets and liabilities of held-for-sale, respectively, as at December 31, 2017 without restatement of the prior-year period comparative amounts. Upon classification of Peak Mines as held-for-sale, the Company ceased recognizing depreciation and depletion at Peak Mines for the year ended December 31, 2017.

As at December 31, 2017, the Company has measured the asset group at the lower of carrying value and fair value less costs to sell (“FVLCS”). The expected purchase consideration was used as the basis for determining the fair value and an estimate of the disposal costs were used as the basis for the costs to sell. In performing this assessment, the Company concluded that the expected fair value less costs to sell of Peak Mines was lower than the carrying value. As a result, the Company recognized a pre-tax impairment loss of $49.0 million for the year ended December 31, 2017, inclusive of $0.4 million in incurred transaction costs to date (net of tax – $34.0 million). This impairment loss was entirely allocated to Peak Mines’ Mining Interests.

The net (loss) earnings from Peak Mines for the year ended December 31, 2017 are as follows:

	Year ended December 31
(in millions of U.S. dollars, except per share amounts)	2017	2016
Revenues	170.5	161.0
Operating expenses	94.4	90.3
Depreciation and depletion(1)	24.6	70.3
Revenue less cost of goods sold	51.5	0.4

Exploration and business development	4.8	6.0
Earnings (loss) from operations	46.7	(5.6)

Finance costs	(0.8)	(0.6)
Other (losses) gains	(2.9)	3.9
Impairment loss on held-for-sale assets	(49.0)	-
Loss before taxes	(6.0)	(2.3)
Income tax (expense) recovery	(0.3)	3.9
(Loss) earnings from discontinued operations	(6.3)	1.6
1.	Depreciation and depletion relates to Peak Mines prior to reclassification as a discontinued operation.

The major classes of assets and liabilities of Peak Mines are as follows:

As at December 31
(in millions of U.S. dollars)	2017
Assets
Trade and other receivables	3.4
Inventories	10.0
Current income tax receivable	-
Prepaid expenses and other	1.1
Mining interests	85.3
Deferred tax assets	9.2
Total assets held for sale	109.0
Liabilities
Trade and other payables	16.9
Current income tax payable	7.7
Reclamation and closure cost obligations	18.0
Provisions	9.1
Deferred tax liabilities	11.1
Total liabilities held for sale	62.8
Net assets held for sale	46.2

The following table provides details of the cash flow from operating and investing activities of Peak Mines for the year ended December 31, 2017 and prior-year comparative periods:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Operating activities
Earnings from discontinued operations	(6.3)	1.6
Adjustments for:
Reversal of inventory write-down	(0.4)	-
Foreign exchange losses (gains)	(2.1)	0.3
Reclamation and closure costs paid	(0.1)	(0.1)
Depreciation and depletion	24.6	70.3
Other non-cash adjustments	5.1	(3.9)
Income tax (recovery) expense	0.3	(3.9)
Finance costs	0.8	0.6
Impairment loss on held-for-sale assets	49.0	-
	70.9	64.9
Change in non-cash operating working capital	2.1	0.7
Income taxes paid	(5.8)	(8.4)
Cash generated from operations	67.2	57.2
Investing activities
Mining interests	(34.7)	(11.1)
Proceeds from the sale of assets	0.1	0.7
Cash used by investing activities	(34.6)	(10.4)
Change in cash and cash equivalents	32.6	46.8